Note 8 - Related Party Transactions (Details)	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended														3 Months Ended	12 Months Ended		0 Months Ended								0 Months Ended						3 Months Ended	12 Months Ended
	Jun. 10, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 19, 2013 Conversion of Accrued Compensation [Member] Chief Financial Officer [Member] USD ($)	Jun. 10, 2013 Conversion of Accrued Compensation [Member] Chief Financial Officer [Member] USD ($)	Feb. 12, 2013 Conversion of Accrued Compensation [Member] Chief Financial Officer [Member] USD ($)	Aug. 15, 2012 Conversion of Accrued Compensation [Member] Chief Financial Officer [Member] USD ($)	Aug. 19, 2013 Conversion of Accrued Compensation [Member] Chief Executive Officer [Member] USD ($)	Jun. 10, 2013 Conversion of Accrued Compensation [Member] Chief Executive Officer [Member] USD ($)	Feb. 12, 2013 Conversion of Accrued Compensation [Member] Chief Executive Officer [Member] USD ($)	Aug. 15, 2012 Conversion of Accrued Compensation [Member] Chief Executive Officer [Member] USD ($)	Jun. 10, 2013 Conversion of Accrued Compensation [Member] CEO and CFO [Member] USD ($)	Aug. 15, 2008 Vision Capital Partners [Member]	Mar. 31, 2014 Vision Capital Partners [Member] USD ($)	Dec. 31, 2013 Vision Capital Partners [Member] USD ($)	Dec. 31, 2012 Vision Capital Partners [Member] USD ($)	Aug. 15, 2008 Vision Capital Partners [Member] USD ($)	Mar. 31, 2014 Chief Financial Officer [Member] Month-to-Month Operating Lease for Office Space [Member] USD ($)	Dec. 31, 2013 Chief Financial Officer [Member] Month-to-Month Operating Lease for Office Space [Member] USD ($)	Dec. 31, 2012 Chief Financial Officer [Member] Month-to-Month Operating Lease for Office Space [Member] USD ($)	Jan. 02, 2013 Chief Financial Officer [Member] Consultant Earning, Monthly Amount [Member] USD ($)	Aug. 19, 2013 Chief Financial Officer [Member] USD ($)	May 01, 2013 Chief Financial Officer [Member]	Feb. 12, 2013 Chief Financial Officer [Member] USD ($)	Aug. 15, 2012 Chief Financial Officer [Member] USD ($)	Mar. 31, 2014 Chief Financial Officer [Member] USD ($)	Dec. 31, 2013 Chief Financial Officer [Member] USD ($)	May 01, 2013 Chief Financial Officer [Member] CAD	Jun. 10, 2013 Chief Executive Officer [Member] Chief Financial Officer [Member] USD ($)	Jan. 02, 2013 Chief Executive Officer [Member] Consultant Earning, Monthly Amount [Member] USD ($)	Aug. 19, 2013 Chief Executive Officer [Member] USD ($)	Feb. 12, 2013 Chief Executive Officer [Member] USD ($)	Jan. 02, 2013 Chief Executive Officer [Member] USD ($)	Aug. 15, 2012 Chief Executive Officer [Member] USD ($)	Mar. 31, 2014 Month-to-Month Operating Lease for Office Space [Member] USD ($)	Dec. 31, 2013 Month-to-Month Operating Lease for Office Space [Member] USD ($)	Dec. 31, 2012 Month-to-Month Operating Lease for Office Space [Member] USD ($)
Note 8 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount																			$ 80,000											15,000
Debt Instrument, Term															1 year										1 year
Debt Instrument, Interest Rate, Stated Percentage																			7.50%											7.50%
Interest Payable, Current		68,080		61,029	105,146											32,408	32,032	28,034										932	701
Operating Leases, Rent Expense, Minimum Rentals																				5,000	5,000																3,500	3,500
Accrued Rent, Current		655,692		651,672	594,289															354,960	351,540	315,405															300,732	300,131	278,884
Debt Conversion, Converted Instrument, Amount	50,000	69,373	63,567	219,623	100,000	60,000	50,000	50,000	50,000	60,000	50,000	50,000	50,000											60,000		50,000	50,000				50,000		60,000	50,000		50,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	6,250,000					4,800,000	6,250,000	9,600,000	10,000,000	4,800,000	6,250,000	9,600,000	10,000,000											4,800,000		9,600,000	10,000,000				6,250,000		4,800,000	9,600,000		10,000,000
Stock Issued During Period, Value, Other	393,750			1,194,390	1,200,000	86,400		270,720	600,000	86,400		270,720	600,000	262,500										86,400		270,720	600,000				262,500		86,400	270,720		600,000
Gains (Losses) on Extinguishment of Debt	(243,750)	(31,865)	(365,146)	(860,921)	(1,128,652)	(26,400)		(150,720)	(550,000)	(26,400)		(150,720)	(550,000)	(162,500)										(26,400)		(150,720)	(550,000)				(162,500)		(26,400)	(150,720)		(550,000)
Salaries, Wages and Officers' Compensation																							$ 18,000									$ 18,000			$ 18,000